CAPITAL STOCK AND RESERVES - Private placements (Details) - CAD ($)									12 Months Ended
	Dec. 27, 2023	Oct. 10, 2023	May 24, 2023	Dec. 22, 2022	Dec. 16, 2022	Nov. 16, 2022	Sep. 23, 2022	Apr. 16, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total cost of issuing shares									$ 4,142,000	$ 2,753,000
Investments								$ 5,000,000
Number of investment rights issued								399,285
Investment price								$ 12.52
Number of common share exercisable by each warrant								1
Number of rights converted									119,785
Rights converted shares issued									119,785
Milestone 1 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								119,785
Milestone 2 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								119,785
Milestone 3 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								79,857
Milestone 4 achievement or April 16, 2024
Disclosure of classes of share capital [line items]
Number of rights vested								79,858
Private placement
Disclosure of classes of share capital [line items]
Gross proceeds	$ 10,734,000	$ 4,541,000	$ 73,537,000	$ 3,040,000	$ 10,000,000	$ 5,000,000	$ 34,500,000		$ 88,812,000	52,540,000
Number of common shares issued			10,005,000	283,286	1,000,000		5,702,479
Share price			$ 7.35	$ 10.73	$ 10.00		$ 6.05
Total cost of issuing shares									$ 4,142,000	$ 2,753,000
British Columbia super flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued	892,461	259,066				250,784
Share price	$ 8.80	$ 8.44				$ 7.975
National flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued	366,248	249,409				333,334
Share price	$ 7.865	$ 9.44				$ 9.00